Schedule of Fair Value of Recurring Level 3 Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Platform Operator, Crypto Asset [Line Items]
Beginning balance
Consideration paid
Increase in fair value of convertible note
Increase as a result of Merger (Note 3)	450
Balance, March 31, 2024	$ 450